Commitments and Contingent Liabilities - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 839
2018	839
2019	839
2020	863
2021	910
Thereafter	4,369
Total minimum lease payments	8,659
Less: Amount representing interest	2,367
Present value of minimum lease payment, net	$ 6,292